RELATED PARTY TRANSACTIONS - Narrative (Details)		2 Months Ended	12 Months Ended
	Mar. 04, 2025 $ / shares shares	Mar. 12, 2025 USD ($)	Dec. 31, 2025 USD ($) loan carrier shares	Dec. 31, 2024 USD ($) loan tanker shares	Dec. 31, 2023 USD ($)	Feb. 28, 2025 USD ($) carrier
Related Party Transaction [Line Items]
Operating lease income comprehensive income extensible list not disclosed flag			operating lease income
Number of loan receivable outstanding | loan			1	1
Loans and long-term receivables from related parties including associates			$ 45,000,000	$ 45,000,000
Common stock - NorAm Drilling
Related Party Transaction [Line Items]
Investment owned (in shares) | shares			1,300,000	1,300,000
Investment and debt securities, fair value			$ 4,100,000
River Box
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates			45,000,000.0	$ 45,000,000.0
Related Party
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates			45,000,000	45,000,000
Related Party | River Box
Related Party Transaction [Line Items]
Loans and long-term receivables from related parties including associates			$ 45,000,000	45,000,000
Hemen | Related Party
Related Party Transaction [Line Items]
Share purchase agreement, number of shares (in shares) | shares	81,363,730
Share price (in USD per shares) | $ / shares	$ 14.49
Golden Ocean
Related Party Transaction [Line Items]
Purchase options exercised, aggregate amount						$ 114,100,000
Golden Ocean | Related Party
Related Party Transaction [Line Items]
Lessee, operating lease, number of leased carriers | carrier			8			8
Operating lease, lease income		$ 10,700,000		54,600,000
Number of dry bulk carriers operating on time-charters | carrier			8
Related party transactions profit share of earnings on lease vessels received from related party			33.00%
Northern Ocean: | Related Party
Related Party Transaction [Line Items]
Rental income			$ 1,700,000	900,000
Origination of notes receivable from related parties			$ 2,100,000
Notes receivables from related parties, interest rate (percentage)			12.00%
Notes receivables from related parties, term			1 year
Interest income			$ 100,000	$ 0	$ 0
Entities Related To Hemen | Related Party
Related Party Transaction [Line Items]
Number of product tankers | tanker				3
Product tankers, purchase price				$ 231,000,000.0